Document and Entity Information [Elements}	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Mar. 09, 2023
Entity Registrant Name	DBX ETF TRUST
Entity Central Index Key	0001503123
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 09, 2023
Document Effective Date	Mar. 15, 2023
Prospectus Date	Mar. 15, 2023
Xtrackers MSCI USA Climate Action Equity ETF | Xtrackers MSCI USA Climate Action Equity ETF
Prospectus [Line Items]
Trading Symbol	USCA